Other investments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2022 USD ($)
Other investments
Investments, Current	$ 50,365
Investments, non-current	$ 17,903
Held-to-maturity | Minimum
Other investments
Maturity term	1 month
1-3 Month T-Bill ETF (BIL) | Minimum
Other investments
Maturity term	1 month
1-3 Month T-Bill ETF (BIL) | Maximum
Other investments
Maturity term	3 months
1-3 Month T-Bill ETF (BIL) | Financial assets measured at fair value
Other investments
Investments, Current	$ 14,818
1.5% US treasury notes | Amortized cost
Other investments
Investments, Current	$ 35,547
1.5% US treasury notes | Held-to-maturity
Other investments
Interest rate	1.50%
1.7% federal bonds German Government | Financial assets measured at fair value
Other investments
Interest rate	1.70%
1.7% federal bonds German Government | Fair value through other comprehensive income
Other investments
Investments, non-current	$ 2,969
iShares 20+ Year Treasury Bond ETF (TLT) | Financial assets measured at fair value
Other investments
Investments, non-current	$ 14,934
Debt securities | Held-to-maturity
Other investments
Interest rate	1.50%
Debt securities | Held-to-maturity | Maximum
Other investments
Maturity term	3 months
Debt securities | Available for sale
Other investments
Interest rate	1.70%
Maturity term	10 years